Note 1 - Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2023
Notes Tables
Schedule of Inventory, Current [Table Text Block]
	March 31,
	2023	2022
Prime coil inventory	$75,917	$50,482
Non-standard coil inventory	278	1,063
Tubular raw material	5,193	9,050
Tubular finished goods	4,858	7,351
	$86,246	$67,946

Property, Plant and Equipment [Table Text Block]
Buildings (in years)	20 to 40
Machinery and equipment (in years)	10 to 35
Yard improvements (in years)	5 to 15
Loaders and other rolling stock (in years)	5 to 15